Organization and business overview	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Organization and business overview

1 Organization and business overview

Orangekloud Technology Inc. is an investment holding company incorporated on May 12, 2023 under the laws of the Cayman Islands. The Company through its subsidiaries provide IT consultancy services and distribution of related products and services. The Company and its subsidiaries are collectively referred to as the “Company”.

The Company disrupt traditional enterprise application development, in particular for SMEs (i.e.: entities with an employment size of not more than 200 or with annual sales turnover of not more than $100 million), with integrated Agile and DevOps practices for mobile developers to build cross platform mobile application, faster, smarter and in a secure manner with a No-Code RMAD, adopting a PaaS model. The Company also offers ERPs predominately in Singapore.

With the RMAD platform, eMOBIQ®, organizations can rapidly and easily design, build and implement powerful, enterprise-grade custom applications with little or no coding required. The customers, in particular, the food manufacturing and food service industry, precision engineering, construction, retail, energy, and warehouse management sectors, have used applications built on the No-Code platform to including but not limited to launch new business lines, digitalize business processes and customer interfaces, and thus, providing an overall digital transformation within their respective business. With the platform, decision makers can reimagine their products, services, processes and customer interactions by removing much of the complexity and many of the challenges associated with traditional approaches to software development.

In implementing the eMOBIQ® platform for customer SMEs, the Company also complement this service with the digital transformation advisory and solutions to customers in developing their Digital Transformation Roadmap and ultimately implementing such software application solutions. The Company also provide custom mobile application solutions based on customers’ needs, which the Company build through the eMOBIQ® platform, allowing for rapid deployment. Such customers typically subscribe a eMOBIQ® user license to continue their operation of their custom eMOBIQ® mobile applications. Outside developers may also subscribe an eMOBIQ® developer license through a subscription model, in order to custom build their own mobile solution applications, or to develop custom mobile application solutions for their own customers (“End-Users”). In such cases, these End-Users will also require an eMOBIQ® user license in order to operate the custom mobile applications built on the eMOBIQ® platform.

The Company is headquartered in Singapore.

A reorganization of the Company’s legal structure (the “Reorganization”) was completed on October 4, 2023. The Reorganization involved the transfer of 100% of the equity interests in MSC Consulting (S) Pte Ltd and its wholly owned subsidiaries from its original shareholders to Orangekloud Technology Inc. Consequently, Orangekloud Technology Inc. became the ultimate holding company of all the entities mentioned above.

The Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholders controlled all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period eliminating the effects of intra-entity transactions.

1	Organization and business overview (continued)

The consolidated financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
Orangekloud Technology Inc.	12 May 2023	100%	Cayman Island	Investment holding
Enterprise Software Investment Inc.	12 May 2023	100%	British Virgin Islands	Investment holding
MSC Consulting (S) Pte. Ltd.	16 June 2003	100%	Singapore	Information technology consultancy
Orangekloud Pte. Ltd.	8 August 2015	100%	Singapore	Software provider
Orangekloud Reskilling Centre Pte. Ltd.	8 November 2018	100%	Singapore	Dormant
Orangekloud, Inc.	15 March 2017	100%	The state of California	Dormant
MSCI Consulting Sdn. Bhd.	16 May 2006	100%	Malaysia	Information technology consulting solution